Assets Held For Sale (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held-for-Sale

	December 31, 2022	June 30, 2023
	(in thousands)
As of January 1,	25,944	—
Reclassification from Vessels	—	15,765
Vessel’s disposal	(25,944)	(15,765)
Total assets held for sale	$—	$—